Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio
Total Emerging Markets Portfolio
Objective
The Total Emerging Markets Portfolio seeks to maximize total return.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of
Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional
Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund
Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information-How To Purchase Class H Shares" section on page 16 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Total Emerging Markets Portfolio	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	4.75%	[1]	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%		2.00%
[1]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information-How To Purchase Class H Shares."

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Total Emerging Markets Portfolio		Class I	Class P	Class H	Class L
Advisory Fee		0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fee		none	0.25%	0.25%	0.75%
Other Expenses	[1]	0.49%	0.49%	0.49%	0.49%
Acquired Fund Fees and Expenses	[2]	1.16%	1.16%	1.16%	1.16%
Total Annual Portfolio Operating Expenses	[3]	1.85%	2.10%	2.10%	2.60%
Fee Waiver and/or Expense Reimbursement	[3]	0.50%	0.50%	0.50%	0.50%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.35%	1.60%	1.60%	2.10%
[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio may purchase shares of the Underlying Funds (defined herein). Shareholders in the Portfolio bear indirectly the expenses of the Underlying Funds. "Acquired Fund Fees and Expenses" are estimated amounts and are based upon the anticipated allocation of the Portfolio's investments in the Underlying Funds for the forthcoming year and upon the total operating expenses of the Underlying Funds (including any current waivers and expense limitations) as stated in its current prospectus.
[3]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.35% for Class I, 1.60% for Class P, 1.60% for Class H and 2.10% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The expenses of the Underlying Funds are taken into account when calculating the fee waivers and/or expense reimbursements.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Total Emerging Markets Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class I	137	428
Class P	163	505
Class H	630	956
Class L	213	658

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio), except when it buys and sells securities of the
Underlying Funds (as defined herein). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in
Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance.
Principal Investment Strategies
The Portfolio is a "fund of funds" in that it seeks to achieve its investment objective by investing primarily in funds advised by the Portfolio's "Adviser,"
Morgan Stanley Investment Management Inc., or its affiliates (the "Underlying
Funds"). The Portfolio may also invest, to a lesser extent, in individual equity and fixed income securities and exchange-traded funds ("ETFs"). Under normal market conditions, at least 80% of the Portfolio's assets will be allocated among the Underlying Funds and other securities that the Adviser considers to be economically tied to emerging market countries.

In allocating the Portfolio's investments, the Adviser utilizes a disciplined asset allocation process based upon fundamental and quantitative analysis. The
Adviser utilizes a broad based diversified approach to analyzing global economic indicators as well as proprietary research tools. The Portfolio's allocations are based upon the Adviser's evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the
Adviser's quantitative models. The Adviser considers the results of a quantitative asset allocation model, which incorporates historical return information, investment objectives and strategies of the Underlying Funds and financial and economic factors designed to capture the risks and returns of the
Underlying Funds. The results of the model are presented to an investment committee consisting of the portfolio managers of the affiliated Underlying
Funds and other investment professionals (the "Investment Committee"), which incorporates its forecasts for emerging market asset classes and other macroeconomic factors. Based on the input of the Investment Committee, the
Adviser may adjust the results of the quantitative model to increase or decrease exposure to one or more of the Underlying Funds.

The Adviser has the flexibility to reallocate the Portfolio's assets among any or all of the investment exposures represented by the Underlying Funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time, unless in response to a perceived short-term opportunity or market dislocation. The Investment Committee also monitors the Portfolio for the opportunistic use of derivatives for hedging purposes and to gain additional exposure to emerging market asset classes.

The Portfolio and/or the Underlying Funds may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The direct or indirect fixed income investments of the Portfolio may include fixed income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt, as well as lower rated fixed income securities
("junk bonds"). In addition, the Portfolio may invest in convertible securities.

Derivative instruments used by the Portfolio will be counted toward the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include risks from direct investment and/or indirect exposure through investment in the Underlying Funds. The principal risks of investing in the Portfolio include:

• Allocation Risk. The Portfolio's ability to achieve its investment objective depends upon the Adviser's ability to select the appropriate mix of Underlying
Funds. There is the risk that the Adviser's asset allocation methodology and assumptions regarding the Underlying Funds may be incorrect in light of actual market conditions.

• Underlying Fund Risk. Because the Portfolio's investments are concentrated in the Underlying Funds, and the Portfolio's performance is directly related to the performance of such Underlying Funds, the ability of the Portfolio to achieve its investment objective is directly related to the ability of the Underlying
Funds to meet their investment objectives. In addition, by investing in the
Underlying Funds indirectly through the Portfolio, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the
Portfolio (including operating costs and investment advisory fees), but also expenses of the Portfolio.

• Conflicts of Interest. The Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by certain Underlying Funds may be higher than the fees payable by other Underlying Funds and because the Adviser and its affiliates are also responsible for managing most of the Underlying
Funds.

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. A portion of the Portfolio's fixed income securities may be rated below investment grade. The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

• Sovereign Debt Risk. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

• Non-Diversified Risk. Because the Portfolio invests substantially in the
Underlying Funds, the Portfolio is classified as a non-diversified fund and, generally invests a greater portion of its assets in a more limited number of issuers than a diversified fund and, as a result, a non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer (in this case, an Underlying Fund) may cause greater fluctuations in the value of such non-diversified fund.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio will be available online at www.morganstanley.com/im.